Warrants - Summary of Significant Unobservable Inputs Used In Calculation Of Warrant Liability (Details) - Warrants To Purchase Common Stock	Jun. 23, 2022 Y	Dec. 31, 2021 Y
Risk Free Rate | Maximum
Warrants
Fair value of the warrant liability	2.63	0.81
Risk Free Rate | Minimum
Warrants
Fair value of the warrant liability	2.32	0.37
Volatility | Maximum
Warrants
Fair value of the warrant liability	140.39	127.93
Volatility | Minimum
Warrants
Fair value of the warrant liability	126.66	131.47
Expected dividend yield
Warrants
Fair value of the warrant liability	0	0
Expected term | Maximum
Warrants
Fair value of the warrant liability	2.1	3
Expected term | Minimum
Warrants
Fair value of the warrant liability	1.9	2.3